AUGUST 28, 2026

Summary Prospectus
BlackRock Financial Institutions Series Trust | Investor and Institutional Shares
●
BlackRock Summit Cash Reserves Fund
Investor A: MSAXX • Investor C: MCBXX • Institutional: MSIXX
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements), reports to shareholders and other information about the Fund, including the Fund’s statement of additional information, online at https://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated August 28, 2026, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.
This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Summary Prospectus

Key Facts About BlackRock Summit Cash Reserves Fund
Investment Objective

The investment objective of BlackRock Summit Cash Reserves Fund (the “Fund”) of BlackRock Financial Institutions Series Trust (the “Trust”) is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Amounts in the table are rounded to the nearest basis point, which in some cases may be “0.00”.You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”), which are not reflected in the table and example below. More information about these fees and expenses is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 19 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-41 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	None	0.75%	None
Other Expenses	0.05%	0.31%	0.07%
Total Annual Fund Operating Expenses	0.55%	1.56%	0.57%
Fee Waivers and/or Expense Reimbursements[3]	(0.13)%	(0.39)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.42%	1.17%	0.42%

1
There is no contingent deferred sales charge (“CDSC”) on Investor A Shares purchased directly. However, a CDSC of up to 1.00% may apply to certain redemptions of the Fund’s Investor A Shares purchased in an exchange transaction for Investor A Shares of a fund advised by BlackRock or its affiliates where no initial sales charge was paid at the time of purchase of such fund (each, an “Investor A Load-Waived BlackRock Fund”) as part of an investment of $1,000,000 (lesser amounts may apply depending on the Investor A Load-Waived BlackRock Fund) or more. The Investor A Shares CDSC is only charged upon redemptions of Investor A Shares within 18 months after you originally acquired such Investor A Shares of the Investor A Load-Waived BlackRock Fund (a shorter holding period may apply depending on the Investor A Load-Waived BlackRock Fund), unless you qualify for a waiver. There is no CDSC charged on redemptions if you have owned your Investor A Shares for more than 18 months (or for a shorter holding period, as applicable) as measured from your original purchase of Investor A Shares that you exchanged into Investor A Shares of the Fund or if you purchase Investor A Shares of the Fund not through an exchange.
2
Since all Investor C Shares must be purchased in an exchange transaction for Investor C Shares of a non-money market fund advised by BlackRock or its affiliates (each a “Non-Money Market BlackRock Fund”), a CDSC of 1.00% may apply to certain redemptions of the Fund’s Investor C Shares. The Investor C Shares CDSC is only charged upon redemptions of Investor C Shares within one year after you originally acquired the Investor C Shares of the Non-Money Market BlackRock Fund, unless you qualify for a waiver. There is no CDSC charged on redemptions if you have owned your Investor C Shares for more than one year (as measured from your original purchase of Investor C Shares that you exchanged into Investor C Shares of the Fund).
3
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 31, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.42% (for Investor A Shares and Institutional Shares) and 1.17% (for Investor C Shares) of average daily net assets through June 30, 2028. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
2

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A Shares[1]	$43	$163	$294	$677
Investor C Shares[2]	$219	$454	$813	$1,550
Institutional Shares	$43	$168	$303	$699

These expense figures do not reflect the imposition of the CDSC which may be deducted upon the redemption of Investor A Shares of the Fund received in an exchange transaction for Investor A Shares of an Investor A Load-Waived BlackRock Fund as described in the applicable prospectuses. No CDSC is deducted upon the redemption of Investor A Shares of the Fund that are not acquired by exchange.

Reflects assessment of applicable CDSC assuming Investor C Shares were acquired by exchange from a Non-Money Market BlackRock Fund immediately after purchase of shares from such other fund.
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$119	$454	$813	$1,550

Principal Investment Strategies of the Fund

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days (13 months) or less (with certain exceptions), and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
◼
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
◼
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
◼
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
◼
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
◼
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
◼
Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
◼
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments held by the Fund may underperform the markets, the relevant indices or benchmarks, or the securities selected by other funds with similar investment objectives and investment strategies, or may otherwise fail to perform as intended. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. The success of the Fund’s activities could be affected by interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, tariffs and trade barriers, supply chain disruptions, economic sanctions, currency exchange controls, and local, regional or global events such as war, acts of terrorism, natural and environmental disasters, the spread of infectious illness or other public health issues, recessions, or other events.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
◼
Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
◼
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
◼
Stable Net Asset Value Risk — The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
◼
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
◼
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Institutional Shares commenced operations on July 15, 2019. As a result, the returns shown below for Institutional Shares prior to July 15, 2019 are those of the Fund’s Investor A Shares. The performance of Institutional Shares would be substantially similar to Investor A Shares because Institutional Shares and Investor A Shares are invested in the same portfolio of securities and performance would differ only to the extent that Institutional Shares and Investor A Shares have different expenses. The actual returns of Institutional Shares would have been approximately the same as those of the Investor A Shares because Institutional Shares have the same expenses as the Investor A Shares. Investor C Shares commenced operations on August 10, 2018. As a result, the returns shown below for Investor C Shares prior to August 10, 2018 are those of the Fund’s Investor A Shares, adjusted to reflect the fees and expenses applicable to Investor C Shares. Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7, as more fully described in “Fund Overview — Principal Investment Strategies of the Fund.” Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments and was not constrained by the requirement to invest at least 99.5% of the Fund’s assets in cash, U.S. Government securities and repurchase agreements secured by such securities or cash. The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information about the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7762.
Investor A Shares
ANNUAL TOTAL RETURNS
BlackRock Summit Cash Reserves Fund
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2017). The year-to-date return as of June 30, 2026 was 1.64%.

For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Summit Cash Reserves - Investor A Shares	3.93%	2.95%	1.78%
BlackRock Summit Cash Reserves - Investor C Shares	2.16%	2.40%	1.18%
BlackRock Summit Cash Reserves - Institutional Shares	3.93%	2.95%	1.77%

To obtain the Fund’s current 7-day yield, call (800) 441-7762 or visit the Fund’s website at www.blackrock.com/cash.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

The Fund offers three different classes of shares in this prospectus.
You may purchase Investor A and Institutional Shares of the Fund or redeem shares of the Fund each day the New York Stock Exchange is open.
To purchase or redeem Investor A or Institutional Shares of the Fund you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 534429, Pittsburgh, Pennsylvania 15253-4429), or by the Internet at www.blackrock.com. You can acquire Investor C Shares only by exchange subject to certain eligibility requirements.
You can acquire Investor C Shares of the Fund by exchange from Investor C Shares of a fund advised by BlackRock or an affiliate. For more information, please see “Details About the Share Classes” on page 19 of the prospectus. To redeem Investor C Shares of the Fund you should contact the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc., by phone at (800) 441-7762 or by mail c/o BlackRock P.O. Box 534429, Pittsburgh, Pennsylvania 15253-4429, or your financial intermediary or financial professional.
The Fund’s initial and subsequent investment minimums for Investor A and Institutional Shares generally are as follows, although the Fund may reduce or waive the minimums in some cases.
	Investor A Shares	Institutional Shares
Minimum Initial Investment
$1,000 for all accounts except:
•$50, if establishing an Automatic Investment
Plan.
•There is no investment minimum for employer-
sponsored retirement plans (not including SEP
IRAs, SIMPLE IRAs or SARSEPs).
•There is no investment minimum for certain fee-
based programs.

There is no minimum initial investment for:
•Certain employee benefits plans, such as health
savings accounts, and certain employer-
sponsored retirement plans (not including SEP
IRAs, SIMPLE IRAs or SARSEPs), state sponsored
529 college savings plans, collective trust funds,
investment companies or other pooled investment
vehicles, unaffiliated thrifts and unaffiliated
banks and trust companies, each of which may
purchase shares of the Fund through a Financial
Intermediary that has entered into an agreement
with the Fund’s distributor to purchase such
shares.
•Clients of Financial Intermediaries that: (i) charge
such clients a fee for advisory, investment
consulting, or similar services or (ii) have entered
into an agreement with the Fund’s distributor to
offer Institutional Shares through a no-load
program or investment platform.
•Clients investing through a self-directed IRA
brokerage account program sponsored by a
retirement plan record-keeper, provided that such
program offers only mutual fund options and that
the program maintains an account with the Fund
on an omnibus basis.
$2 million for individuals and “Institutional
Investors,” which include, but are not limited to,
endowments, foundations, family offices, local,

	Investor A Shares	Institutional Shares
Minimum Initial Investment (continued)
city, and state governmental institutions,
corporations and insurance company separate
accounts who may purchase shares of the Fund
through a Financial Intermediary that has entered
into an agreement with the Fund’s distributor to
purchase such shares.
$1,000 for:
•Clients investing through Financial Intermediaries
that offer such shares on a platform that charges
a transaction based sales commission outside of
the Fund.
•Tax-qualified accounts for insurance agents that
are registered representatives of an insurance
company’s broker-dealer that has entered into an
agreement with the Fund’s distributor to offer
Institutional Shares, and the family members of
such persons.

Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

INVESTMENT COMPANY ACT FILE # 811-03189
SPRO-SUMM-INST-0826